Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents and restricted cash balances as of December 31, 2020 and 2021 primarily consist of the following currencies:

	As of December 31,
	2020		2021
	Amount	RMB	Amount	RMB
Cash and cash equivalents
RMB	265,401	265,401	627,058	627,058
US$	829,774	5,414,276	383,680	2,446,199
GBP	-	-	5,337	45,931
EUR	5,885	47,226	1,509	10,895
HKD	-	-	7,879	6,450
JPY	-	-	17,793	999
SGD	26	126	99	476
Total cash and cash equivalents		5,727,029		3,138,008
Restricted cash
RMB		6,363		-
Total cash, cash equivalents and restricted cash		5,733,392		3,138,008